UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 53471
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                               TITLE OF               VALUE    SHRS/    SH/     PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS   CUSIP          (X$1000) PRN AMT  PRN     CALL DISCRETION MANAGERS SOLE   SHARED NONE
--------------------------     ------- ----------     -------- -------  ---     ---- ---------- -------- ------ ------ ----
AMERICAN INTL GROUP INC        	COM 	026874107      19331	334150	 SH 	      SOLE 	   	 334150
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      232	76957	 SH 	      SOLE 	   	 76957
ANALOG DEVICES INC             	COM 	032654105      8943	374652	 SH 	      SOLE 	   	 374652
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      632	16100	 SH 	      SOLE 	   	 16100
BANK AMER CORP                 	COM 	060505104      216	3100	 SH 	      SOLE 	   	 3100
BRISTOL MYERS SQUIBB CO        	COM 	110122108      256	11042	 SH 	      SOLE 	   	 11042
CERAGON NETWORKS LTD           	COM 	M22013102      115	95549	 SH 	      SOLE 	   	 95549
CHEVRONTEXACO CORP             	COM 	166764100      243	3650	 SH 	      SOLE 	   	 3650
CINERGY CORP                   	COM 	172474108      376	11150	 SH 	      SOLE 	   	 11150
CISCO SYS INC                  	COM 	17275R102      4441	339000	 SH 	      SOLE 	   	 339000
CITIGROUP INC                  	COM 	172967101      736	20916	 SH 	      SOLE 	   	 20916
COMCAST CORP NEW               	COM 	20030N200      221	9800	 SH 	      SOLE 	   	 9800
DELL COMPUTER CORP             	COM 	247025109      211	7900	 SH 	      SOLE 	   	 7900
DISNEY WALT CO                 	COM 	254687106      224	13739	 SH 	      SOLE 	   	 13739
DOW CHEM CO                    	COM 	260543103      349	11750	 SH 	      SOLE 	   	 11750
EMERSON ELEC CO                	COM 	291011104      356	7000	 SH 	      SOLE 	   	 7000
EXPONENT INC                   	COM 	30214U102      518	35263	 SH 	      SOLE 	   	 35263
EXXON MOBIL CORP               	COM 	30231G102      517	14809	 SH 	      SOLE 	   	 14809
FEDERAL NATL MTG ASSN          	COM 	313586109      386	6000	 SH 	      SOLE 	   	 6000
FINANCIAL FED CORP             	COM 	317492106      848	33750	 SH 	      SOLE 	   	 33750
FPL GROUP INC                  	COM 	302571104      625	10400	 SH 	      SOLE 	   	 10400
GANNETT INC                    	COM 	364730101      617	8600	 SH 	      SOLE 	   	 8600
GENERAL ELEC CO                	COM 	369604103      688	28250	 SH 	      SOLE 	   	 28250
GENERAL MLS INC                	COM 	370334104      244	5200	 SH 	      SOLE 	   	 5200
GILLETTE CO                    	COM 	375766102      346	11400	 SH 	      SOLE 	   	 11400
GOLDEN WEST FINL CORP DEL      	COM 	381317106      287	4000	 SH 	      SOLE 	   	 4000
HOME DEPOT INC                 	COM 	437076102      377	15730	 SH 	      SOLE 	   	 15730
INTEL CORP                     	COM 	458140100      453	29080	 SH 	      SOLE 	   	 29080
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      686	8850	 SH 	      SOLE 	   	 8850
INTERNATIONAL PAPER CO         	COM 	460146103      238	6800	 SH 	      SOLE 	   	 6800
JOHNSON + JOHNSON              	COM 	478160104      628	11700	 SH 	      SOLE 	   	 11700
JUNIPER NETWORKS INC           	COM 	48203R104      1213	178382	 SH 	      SOLE 	   	 178382
KIMBERLY CLARK CORP            	COM 	494368103      422	8890	 SH 	      SOLE 	   	 8890
LUCENT TECHNOLOGIES INC        	COM 	549463107      189	149787	 SH 	      SOLE 	   	 149787
MARSH + MCLENNAN COS INC       	COM 	571748102      490	10600	 SH 	      SOLE 	   	 10600
MCKESSON CORP                  	COM 	58155Q103      362	13400	 SH 	      SOLE 	   	 13400
MICROSOFT CORP                 	COM 	594918104      629	12158	 SH 	      SOLE 	   	 12158
NORTHROP GRUMMAN CORP          	COM 	666807102      289	2975	 SH 	      SOLE 	   	 2975
OMNICOM GROUP                  	COM 	681919106      200	3100	 SH 	      SOLE 	   	 3100
PEPSICO INC                    	COM 	713448108      569	13475	 SH 	      SOLE 	   	 13475
PROCTER + GAMBLE CO            	COM 	742718109      339	3950	 SH 	      SOLE 	   	 3950
SARA LEE CORP                  	COM 	803111103      200	8900	 SH 	      SOLE 	   	 8900
SBC COMMUNICATIONS INC         	COM 	78387G103      377	13900	 SH 	      SOLE 	   	 13900
STATE STREET CORPORATION       	COM 	857477103      617	15820	 SH 	      SOLE 	   	 15820
TEXTRON INC                    	COM 	883203101      344	8000	 SH 	      SOLE 	   	 8000
TULARIK INC                    	COM 	899165104      375	50260	 SH 	      SOLE 	   	 50260
WAL MART STORES INC            	COM 	931142103      316	6250	 SH 	      SOLE 	   	 6250
WATCHGUARD TECHNOLOGIES INC    	COM 	941105108      205	32156	 SH 	      SOLE 	   	 32156
WEBMETHODS INC                 	COM 	94768C108      856	104211	 SH 	      SOLE 	   	 104211
WYETH                          	COM 	983024100      634	16950	 SH 	      SOLE 	   	 16950
3M CO                          	COM 	88579Y101      505	4100	 SH 	      SOLE 	   	 4100

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